LONG TERM LOANS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term loans and liabilities

Long-term loans and liabilities consisted of the following:

	Interest rate as of December 31, 2016	December 31, 2016	December 31, 2015
Deferred payment due to the acquisition of the SPVs (1)	2%	$2,685	$2,910
Long Term portion of Loan from Helios (2)	14.5%	2,607	3,149
Total Long-term loans and liabilities		$5,292	$6,059

Less: current maturities of Long Term portion of Loan from Helios (2)	14.5%	289	516
		$5,003	$5,543

(1)

Represents the remaining balance of fifty percent (50%) of the Purchase Price that is due to the Sellers on the third anniversary of the closing date. This amount will be adjusted to the variation of EBITDA as described above and is promised by a note to each Seller, to be paid on the third anniversary of the closing, along with interest on the unpaid balance due at an annual rate of two percent (2%). The fair value measurement of the fair market value of the remaining balance is based on significant inputs not observed in the market and thus represents a Level 3 measurement, which reflects the Company’s own assumptions in measuring fair value. The Company estimated the fair value of the remaining balance using the discounted cash flow model. Key assumptions include the level and timing of the expected future payment and discount rate consistent with the level of risk and economy in general. The balance of the Deferred payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

(2)

In 2015, the Company entered into a Long Term Mezzanine Loan Agreement (the “Helios Loan Agreement”) with Helios Italy Bio-Gas 1 L.P. (“Helios”) to finance the acquisition of the SPVs. Under the Helios Loan Agreement, the Company borrowed €2,900 ($3,149) at annual interest rate of fourteen and one-half percent (14.5%), paid quarterly. Helios is also entitled to an annual operation fee of one and one-half percent (1.5%), paid quarterly. The final payment of the loan will become due no later than the earlier of (a) thirteen and one half years from the date such loan was made available to the Company, and (b) the date that the Feed in Tariff license granted to the relevant SVP expires. Pursuant to the Helios Loan Agreement, the Company pledged all its shares in Eastern and Bluesphere Pavia to secure the outstanding balance under the Helios Loan Agreement.